Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Value Factor ETF	Nov. 29, 2022
Fidelity Value Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	30.65%
Past 5 years	15.85%
Since Inception	16.62%
Fidelity Value Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.17%
Past 5 years	15.35%
Since Inception	16.12%
Fidelity Value Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.43%
Past 5 years	12.67%
Since Inception	13.37%
IXZ6F
Average Annual Return:
Past 1 year	31.04%
Past 5 years	16.20%
Since Inception	16.97%	[1]
RS001
Average Annual Return:
Past 1 year	26.45%
Past 5 years	18.43%
Since Inception	18.24%	[1]

[1]	A From September 12, 2016